Transactions with Affiliates - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates	$ 7,748	$ 183,820
Initial term	5 years
Lease expense	$ 400
Total commitment, remaining term	8,300
Linn Energy Holdings and Citizen Energy LLC
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates		63,000
MSAs
Related Party Transaction [Line Items]
Charges related to services	$ 10,000	10,000
MSAs | Citizen
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates		46,500
MSAs | Linn Energy Holdings
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates		55,500
MSAs | Linn Energy Holdings and Citizen Energy LLC | Revenue Suspense
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - Affiliates		19,000
Affiliates | Oil and Gas
Related Party Transaction [Line Items]
Accounts Receivable - Oil, natural gas, and natural gas liquids sales - Affiliates		4,700
Affiliates | Natural Gas and NGL [Member]
Related Party Transaction [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		8,000
Atlas LLC
Related Party Transaction [Line Items]
Charges related to services		2,300	$ 2,000	$ 300
Accounts payable and accrued liabilities - Affiliates		$ 0	$ 0